Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

13. Leases

The Group has office space under non-cancelable operating lease agreements.

A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 are as follows:

	December 31,	December 31,
	2022	2023
	RMB‘000	RMB‘000
Operating lease right-of-use asset	30,911	34,454
Operating lease liabilities-current	(31,293)	(8,953)
Operating lease liabilities-non-current	(15,093)	(26,826)
Total operating lease liabilities	(46,386)	(35,779)
Weighted average remaining lease term	1.34 years	4.34 years
Weighted average discount rate	4.75%	4.75%

13. Leases (Continued)

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive income/(loss) are as follows:

	For the year ended December 31,
	2022	2023
	RMB‘000	RMB‘000
Other information
Operating lease cost	14,948	12,617
Short-term lease cost	941	666
Total	15,889	13,283

A summary of supplemental cash flow information related to leases are as follows:

	For the year ended December 31,
	2022	2023
	RMB‘000	RMB‘000
Cash payments for operating leases	1,201	27,617
Right-of-use assets obtained in exchange for lease obligations	30,699	14,784

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2023 is as follows:

December 31,
2023
RMB‘000
2024	9,286
2025	9,128
2026	8,490
2027	8,258
2028	4,121
Total lease payment	39,283
Less: interest	(3,504)
Present value of operating lease liabilities	35,779